Malta Grant (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)
Malta Grant
Maximum amount grant			€ 200
Requirement of initial capital amount			50
Reimbursement of grant for initial capital amount			50
Expenses incurred for grant | $	$ 62	$ 190
Remaining reimbursement amount of grant for operating expenses incurred up to 12 Months from incorporation			€ 150